RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.                               RELATED PARTY TRANSACTIONS

(a)                                 Details of amounts due from related parties as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011

Chengdu Mobile	$—	$76,579
Haerbin Mobile	284,107	332,170
Hubei Mobile	217,939	111,014
Jilin Mobile	417,995	300,662
Suzhou Mobile	—	72,415
Changzhou Mobile	29,074	37,819
Shenzhen Mobile	1,854,810	176,849
Guangtong Mobile	90,747	17,710
Zhongguanguoji	131,748	176,745
A noncontrolling shareholder	151,245	181,037
DMG Chongqing	—	566,724
Director and management of the Company	—	394,352
	$3,177,665	$2,444,076

The amounts due from related parties are non-interest bearing and repayable on demand.

(b)                                 Details of amounts due to related parties as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011

Chengdu Mobile	$510,018	$—
Dalian Mobile	19,784	128,033
Haerbin Mobile	3,123	4,054
Hubei Mobile	30,560	4,532
Henan Mobile	23,603	76,972
Ningbo Mobile	271,839	238,200
Changzhou Mobile	2,423	2,522
Zhongguanguoji	834,365	868,450
Shenzhen Meidi Zhiye Development Co., Ltd. (“Zhiye”)	56,346	83,069
Shenzhen Champs Elysees Renovations Co., Ltd. (“Champs Elysees”)	—	3,679
Eastlong Huatong	—	6,170
	$1,752,061	$1,415,681

The amounts due to related parties are non-interest bearing and repayable on demand.

Zhiye is a company in which the Chief Executive Officer of the Company holds a beneficial interest and Champs Elysees is a company in which the Chief Executive Officer’s wife holds a beneficial interest.

The amounts due from/to related parties mainly arise from trading transactions with related parties (such as receipt of services rendered by related parties) and payments of expenses on behalf of the related parties.

(c)                                  Advertising equipment revenue from investee companies

The Group sold digital equipment at negotiated price to related parties for a total revenue amount of, nil, nil and $219,918 for the years ended December 31, 2009, 2010 and 2011, respectively.

	Year ended December 31,
	2009	2010	2011

Shenzhen Mobile	$—	$—	$219,918

(d)                                 Services rendered by investee companies

The Group has received broadcasting service and other services from related parties at negotiated prices for a total amount of $10,251,290, $16,357,610 and $15,745,255 for the years ended December 31, 2009, 2010 and 2011, respectively.  Details are as follows:

	Year ended December 31,
	2009	2010	2011

Chengdu Mobile	$1,105,108	$1,814,631	$1,930,094
Dalian Mobile	1,178,596	1,308,066	1,511,008
Guangtong Mobile	521,450	884,801	1,107,789
Jilin Mobile	451,700	483,320	537,920
Hubei Mobile	617,992	795,583	987,133
Haerbin Mobile	15,286	18,104	3,990
Ningbo Mobile	1,281,127	1,264,212	1,380,029
Suzhou Mobile	303,346	663,863	774,677
Changzhou Mobile	408,225	—	—
Henan Mobile	101,198	171,908	355,111
Shenzhen Mobile	4,267,262	8,769,071	7,157,504
Zhongguangguoji	—	184,051	—
	$10,251,290	$16,357,610	$15,745,255

(e)                                  Rental expense

During the years ended December 31, 2009, 2010 and 2011, the Group rented office space from Zhiye.  The rate for rent was determined based on negotiated prices.  The rental expense payable to Zhiye for the years ended December 31, 2009, 2010 and 2011 was $191,758, $154,153 and $216,317, respectively.

(f)                                   Others

For the years ended December 31, 2009, 2010 and 2011, the Group paid office decoration charges of $236,124, $270,864 and $195,788, respectively, to Champs Elysees.  During the years ended December 31, 2009, 2010 and 2011, the Group also paid property management fees and utility expenses of $26,820, $28,702 and $29,172 respectively, to Champs Elysees.